Voya Large Cap Growth Portfolio Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class ADV
Prospectus [Line Items]
Average Annual Return, Percent			34.06%	14.43%	13.58%
Performance Inception Date		Dec. 29, 2006
Class ADV | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		23.81%	13.86%	12.55%
Class ADV | Russell 1000® Growth Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		33.36%	18.96%	16.78%
Class I
Prospectus [Line Items]
Average Annual Return, Percent			34.80%	15.11%	14.26%
Performance Inception Date		May 02, 2005
Class I | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		23.81%	13.86%	12.55%
Class I | Russell 1000® Growth Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		33.36%	18.96%	16.78%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent			34.82%	15.11%	14.26%
Performance Inception Date		Nov. 24, 2015
Class R6 | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		23.81%	13.86%	12.55%
Class R6 | Russell 1000® Growth Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		33.36%	18.96%	16.78%
Class S
Prospectus [Line Items]
Average Annual Return, Percent			34.53%	14.82%	13.97%
Performance Inception Date		May 03, 2004
Class S | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		23.81%	13.86%	12.55%
Class S | Russell 1000® Growth Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		33.36%	18.96%	16.78%
Class S2
Prospectus [Line Items]
Average Annual Return, Percent			34.34%	14.66%	13.80%
Performance Inception Date		May 13, 2004
Class S2 | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		23.81%	13.86%	12.55%
Class S2 | Russell 1000® Growth Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		33.36%	18.96%	16.78%

[1]	Effective commencing with shareholder reports filed and transmitted to shareholders after July 24, 2024, the Investment Adviser changed the primary benchmark from the Russell 1000® Growth Index to the Russell 3000® Index in accordance with changes to regulatory disclosure requirements. The Portfolio continues to use the Russell 1000 ® Growth Index as an additional benchmark that the Investment Adviser believes more closely reflects the Portfolio’s principal investment strategies.
[2]	The index returns do not reflect deductions for fees, expenses, or taxes.